Derivative Liabilities - Summary of Derivative Liability Value (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative liability	$ 1,582,282	$ 482,674	$ 1,038,504
Common Stock Warrant [Member]
Derivative liability		20,185	279
Convertible Debentures [Member]
Derivative liability	$ 486,903	$ 462,489	$ 1,038,225